Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues
Revenues	$ 128	$ 123	$ 240	$ 224
Cost of revenues	(42)	(38)	(84)	(72)
Gross profit	86	85	156	152
Operating expenses:
Research and development, net	(2,156)	(2,367)	(4,426)	(4,525)
Sales and marketing	(295)	(311)	(629)	(576)
General and administrative	(586)	(608)	(1,296)	(1,161)
Operating loss	(2,951)	(3,201)	(6,195)	(6,110)
Financing income, net	136	29	100	1,402
Net loss	(2,815)	(3,172)	(6,095)	(4,708)
Attributable to non-controlling interest	(56)		(70)
Attributable to equity holders	$ (2,759)	$ (3,172)	$ (6,025)	$ (4,708)
Basic net loss per share from continuing operations	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Diluted net loss per share from continuing operations	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding used in computing basic net loss per share	615,955,826	459,778,056	574,685,928	459,778,056
Weighted average number of shares outstanding used in computing diluted net loss per share	615,955,826	459,778,056	574,685,928	459,778,056